Benefit Plans (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Hour Year $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	May 31, 2019 shares
Benefit Plans [Abstract]
Employer contributions to postretirement benefit plans	$ 0	$ 0
Expected future contribution	$ 0
Number of awards (in Shares) | shares	179,000
Weighted average strike price (in Dollars per share) | $ / shares	$ 46.5
Stock based compensation expense	$ 1,270	$ 720	$ 103
Stock Options [Member]
Benefit Plans [Abstract]
Intrinsic value of vested stock options	$ 0
Exercised options (in Shares) | shares	6,576	30,000	0
New options granted (in Shares) | shares	0	0	0
Stock based compensation expense	$ 0	$ 0	$ 0
Restricted Stock Units [Member]
Benefit Plans [Abstract]
Stock based compensation expense	508	287	41
Unrecognized compensation expense	$ 1,500
Unrecognized compensation expense, period of recognition	27 months
Performance Share Units [Member]
Benefit Plans [Abstract]
Award vesting period	3 years
Stock based compensation expense	$ 762	432	62
Unrecognized compensation expense	$ 2,200
Unrecognized compensation expense, period of recognition	27 months
Percentage of shares vested after term	100.00%
401(k) Plan [Member]
Benefit Plans [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution	$ 0	0	0
Expense related to 401(k) plan	1,400	1,400	1,400
Executive Incentive Plan [Member]
Benefit Plans [Abstract]
Expense for officers and executive incentive plan	$ 3,500	625	2,300
2019 Equity Incentive Plan [Member]
Benefit Plans [Abstract]
Shares available for grant (in Shares) | shares	0			700,000
Exercise price as percentage of fair value	100.00%
Shareholding percentage for grant of stock options	10.00%
Option price as percentage of fair value	110.00%
2010 Directors Stock Option Plan [Member]
Benefit Plans [Abstract]
Shares available for grant (in Shares) | shares				700,000
2010 Directors Stock Option Plan [Member] | Stock Options [Member]
Benefit Plans [Abstract]
Options maximum term	10 years
Award vesting period	5 years
Liability Awards [Member] | Restricted Stock Units [Member]
Benefit Plans [Abstract]
Award vesting period	1 year
Stock based compensation expense	$ 1,100	1,300	1,100
Unrecognized compensation expense	$ 1,300
Unrecognized compensation expense, period of recognition	25 months
Percentage of shares vested after term	100.00%
Liability related to awards	$ 134	156
Liability Awards [Member] | Performance Share Units [Member]
Benefit Plans [Abstract]
Award vesting period	3 years
Stock based compensation expense	$ 780	2,100	1,500
Unrecognized compensation expense	$ 516
Unrecognized compensation expense, period of recognition	25 months
Percentage of shares vested after term	100.00%
Liability related to awards	$ 2,100	3,600
Retirement Plan [Member]
Benefit Plans [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service (in Hour) | Hour	1,000
Number of consecutive years in highest compensation preceding retirement (in Year) | Year	5
Period preceding retirement considered in calculating benefits	10 years
Accumulated benefit obligation for pension benefits	$ 21,400	21,600
Accumulated benefit obligation at end of year	21,435	21,592	23,159
Supplementary Pension Plan [Member]
Benefit Plans [Abstract]
Accumulated benefit obligation at end of year	1,800	2,300
Plan expense	2,000	2,800
Assets held in trust	1,800	2,500
Postretirement Benefits [Member]
Benefit Plans [Abstract]
Accumulated benefit obligation at end of year	6,660	6,214	$ 5,628
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	1,400
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	13
Employer contributions to postretirement benefit plans	$ 194	$ 172
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Minimum [Member]
Benefit Plans [Abstract]
Target allocations range	50.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Maximum [Member]
Benefit Plans [Abstract]
Target allocations range	70.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Minimum [Member]
Benefit Plans [Abstract]
Target allocations range	25.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Maximum [Member]
Benefit Plans [Abstract]
Target allocations range	40.00%
Pension and Postretirement Plans [Member] | Other [Member] | Minimum [Member]
Benefit Plans [Abstract]
Target allocations range	0.00%
Pension and Postretirement Plans [Member] | Other [Member] | Maximum [Member]
Benefit Plans [Abstract]
Target allocations range	10.00%